UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
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Address:   11755 Wilshire Blvd., Suite 1350
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           Los Angeles, CA  90025
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Form 13F File Number:  028-06191
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
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Title:     Managing Member
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Phone:     310-899-7300
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Signature, Place, and Date of Signing:

   /s/ Christopher T. Winkler   Los Angeles, CA                 08/13/07
   --------------------------   ------------------------------  ----------
          [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             52
                                               -------------

Form 13F Information Table Value Total:          $ 3,099,152
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                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                  Form 13F INFORMATION TABLE


    COLUMN 1                       COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------------- --------------  ---------  --------   ------------------  ---------- --------  ---------------------
                                                             VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS   CUSIP       (x$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE    SHARED  NONE

AES CORP                       COM               00130H105    64,091   2,929,200  SH         Sole             2,929,200    0      0
AERCAP HOLDINGS NV             SHS               N00985106    76,947   2,404,579  SH         Sole             2,404,579    0      0
ALCATEL-LUCENT                 SPONSORED ADR     013904305    74,666   5,333,295  SH         Sole             5,333,295    0      0
ALLSCRIPTS HEALTHCARE SOLUTI   COM               01988P108    25,480   1,000,000  SH         Sole             1,000,000    0      0
AMR CORP                       COM               001765106    14,081     534,400  SH         Sole               534,400    0      0
ARIBA INC                      COM NEW           04033V203    14,618   1,475,100  SH         Sole             1,475,100    0      0
APPLIED MATLS INC              COM               038222105    75,746   3,812,100  SH         Sole             3,812,100    0      0
BELO CORP                      COM SER A         080555105    35,656   1,731,726  SH         Sole             1,731,726    0      0
BIG LOTS INC                   COM               089302103    29,420   1,000,000  SH         Sole             1,000,000    0      0
BURLINGTON NORTHN SANTA FE     COM               12189T104     9,536     112,000  SH         Sole               112,000    0      0
CITIGROUP INC                  COM               172967101   143,668   2,801,100  SH         Sole             2,801,100    0      0
COMMUNITY HEALTH SYS INC NEW   COM               203668108    37,732     932,800  SH         Sole               932,800    0      0
COMCAST CORP NEW               CL A              20030N101   114,257   4,063,200  SH         Sole             4,063,200    0      0
CORPORATE EXECUTIVE BRD CO     COM               21988R102    32,455     500,000  SH         Sole               500,000    0      0
CORRECT IONS CORP AMER NEW     COM NEW           22025Y407     4,115      65,200  SH         Sole                65,200    0      0
CVS CORP                       COM               126650100   165,844   4,549,899  SH         Sole             4,549,899    0      0
E M C CORP MASS                COM               268648102   197,668  10,920,900  SH         Sole            10,920,900    0      0
EMPLOYERS HOLDINGS INC         COM               292218104    14,297     673,100  SH         Sole               673,100    0      0
ENERGY PARTNERS LTD            COM               29270U105    13,322     798,200  SH         Sole               798,200    0      0
FREEDOM ACQUISITION HLDGS IN   W EXP 12/28/201   35645F111     3,275   1,007,600  SH         Sole             1,007,600    0      0
FREEDOM ACQUISITION HLDGS IN   COM               35645F103    11,094   1,007,600  SH         Sole             1,007,600    0      0
GEO GROUP INC                  COM               36159R103    13,307     457,300  SH         Sole               457,300    0      0
GENWORTH FINL INC              CL A              37247D106   105,419   3,064,500  SH         Sole             3,064,500    0      0
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B    40051E202    14,358     272,500  SH         Sole               272,500    0      0
H & R BLOCK INC                COM               093671105    58,465   2,501,700  SH         Sole            2,501,0700    0      0
HILLENBRAND INDS INC           COM               431573104   151,749   2,334,599  SH         Sole             2,334,599    0      0
HOST HOTELS & RESORTS INC      COM               44107P104    15,754     681,400  SH         Sole               681,400    0      0
INFINEON TECHNOLOGIES AG       SPONSORED ADR     45662N103   119,610   7,235,950  SH         Sole             7,235,950    0      0
INNOPHOS HOLDINGS INC          COM               45774N108    22,617   1,581,600  SH         Sole             1,581,600    0      0
KBR INC                        COM               48242W106    18,804     716,900  SH         Sole               716,900    0      0
LCA-VISION INC                 COM PAR $.001     501803308    36,502     772,376  SH         Sole               772,376    0      0
LEVEL 3 COMMUNICATIONS INC     COM               52729N100    15,729   2,688,800  SH         Sole             2,688,800    0      0
LIMELIGHT NETWORKS INC         COM               52361M104     1,385      70,000  SH         Sole                70,000    0      0
LSI LOGIC CORP                 COM               502161102    74,494   9,919,249  SH         Sole             9,919,249    0      0
MACYS INC                      COM               55616P104   126,914   3,190,400  SH         Sole             3,190,400    0      0
MICRON TECHNOLOGY INC          COM               595112103    18,227   1,454,658  SH         Sole             1,454,658    0      0
MONSTER WORLDWIDE INC          COM               611742107    15,688     381,700  SH         Sole               381,700    0      0
MORGAN STANLEY                 COM NEW           617446448    75,224     896,800  SH         Sole               896,800    0      0
NORFOLK SOUTHERN CORP          COM               655844108    71,632   1,362,600  SH         Sole             1,362,600    0      0
OMNICARE INC                   COM               681904108    77,991   2,162,800  SH         Sole             2,162,800    0      0
ORACLE CORP                    COM               68389X105   110,701   5,616,500  SH         Sole             5,616,500    0      0
RADISYS CORP                   COM               750459109     8,317     670,717  SH         Sole               670,717    0      0
RSC HOLDINGS INC               COM               74972L102    12,168     608,400  SH         Sole               608,400    0      0
SEAGATE TECHNOLOGY             SHS               G7945J104    74,739   3,433,130  SH         Sole             3,433,130    0      0
TRINITY INDS INC               COM               896522109    76,200   1,750,113  SH         Sole             1,750,113    0      0
TXU CORP                       COM               873168108   114,141   1,696,000  SH         Sole             1,696,000    0      0
UNITEDHEALTH GROUP INC         COM               91324P102    90,922   1,777,900  SH         Sole             1,777,900    0      0
UNION PAC CORP                 COM               907818108   143,677   1,247,740  SH         Sole             1,247,740    0      0
VEECO INSTRS INC DEL           COM               922417100     7,342     353,984  SH         Sole               353,984    0      0
VERISIGN INC                   COM               92343E102   133,932   4,221,000  SH         Sole             4,221,000    0      0
WELLPOINT INC                  COM               94973V107   133,053   1,666,700  SH         Sole             1,666,700    0      0
02MICRO INTERNATIONAL LTD      SPONS ADR         67107W100     2,123     191,728  SH         Sole               191,728    0      0
